Stockholders' Equity (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 16, 2019	Dec. 09, 2019	Sep. 24, 2018	Sep. 25, 2017	Mar. 02, 2017
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			13,382,196.000000
Extinguishment of Debt, Amount			$ 0	$ 0	$ 43,909,000
Cash payment for repurchase of convertible notes			$ 97,889,000
Stock Repurchased During Period, Shares	31,000,000	8,700,000	26,321,293	16,660,566	13,346,389
Stock Repurchase Program, Authorized Amount						$ 75,000,000	$ 200,000,000	$ 100,000,000	$ 25,000,000	$ 30,000,000
Stock Repurchased During Period, Value	$ 100,000,000	$ 25,000,000		$ 30,000,000
Treasury Stock Acquired, Average Cost Per Share	$ 3.22	$ 3		$ 2.25
Treasury Stock, Value	$ 2,103,000		$ 0	$ 2,103,000
December 2021 Notes [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			44,800,000
December 2024 Notes [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 74,600,000